UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5824

DOMINI SOCIAL TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2007

Item 1. Schedule of Investments.

Domini Social Equity Trust (Equity Trust) is a series of Domini Social Trust. The Equity Trust’s Schedule of Investments is set forth below.

Domini European Social Equity Trust (European Trust) is a series of Domini Social Trust. The European Trust’s Schedule of Investments is set forth below.

Domini PacAsia Social Equity Trust (PacAsia Trust) is a series of Domini Social Trust. The PacAsia Trust’s Schedule of Investments is set forth below.

Domini EuroPacific Social Equity Trust (EuroPacific Trust) is a series of Domini Social Trust. Effective November 30, 2007, the EuroPacific Trust changed its name to Domini European PacAsia Social Equity Trust. The EuroPacific Trust’s Schedule of Investments is set forth below.

Domini Social Equity Trust
Domini European Social Equity Trust
Domini PacAsia Social Equity Trust
Domini EuroPacific Social Equity Trust

each a series of
Domini Social Trust

Quarterly Holdings Report
October 31, 2007 (Unaudited)

Domini Social Equity Trust

Portfolio of Investments

October 31, 2007 (unaudited)

SECURITY	SHARES	VALUE
Common Stocks – 99.3%
Consumer Discretionary – 10.9%
Amazon.com Inc (a)	82,000	$7,310,300
Autozone Inc (a)	54,047	6,723,987
Best Buy Co., Inc	858	41,630
Big Lots Inc (a)	338,000	8,105,240
Bright Horizons Family Solutions, Inc. (a)	443	17,188
CBS Corporation, Class B	584,300	16,769,410
Coach Inc (a)	69,700	2,548,232
Comcast Corporation, Class A	6,750	142,088
Cooper Tire & Rubber	172,000	3,832,160
Dr Horton Inc	1,975	25,063
Family Dollar Stores	986	24,995
Gap Inc	2,187	41,334
Home Depot Inc	3,344	105,369
Interface Inc, Class A	1,268	24,257
J.C. Penney Company Inc	658	37,006
Johnson Controls Inc	2,454	107,289
Limited Brands	868	19,105
Lowe’s Companies Inc	2,686	72,227
Mattel Inc	556,800	11,631,552
McDonald’s Corporation	413,974	24,714,248
Mcgraw-Hill Companies Inc	1,512	75,660
Meredith Corporation	623	38,782
Nike Inc, Class B	363,988	24,117,845
Nordstrom Inc	595	23,467
Pulte Homes Inc	1,594	23,655
Radio One Inc (a)	2,279	7,954
Scholastic Corporation (a)	722	28,577
Staples Inc	1,858	43,366
Starbucks Corporation (a)	2,378	63,445
Target Corporation	1,736	106,521
The Walt Disney Co.	285,937	9,901,998
Time Warner Inc	171,076	3,123,848
Washington Post Company, Class B	95	80,655
Weight Watchers Intl Inc	60,900	3,120,516
Whirlpool Corporation	222,063	17,582,948
		140,631,917
Consumer Staples – 10.5%
Avon Products Inc	1,706	69,912
Church & Dwight Co Inc	70,785	3,348,838
Coca Cola Company	300,384	18,551,716
Coca-Cola Enterprises	752,400	19,419,444
Consumer Staples (Continued)
Colgate-Palmolive Company	1,796	$136,981
CVS Caremark Corporation	1,905	79,572
General Mills Inc	137,400	7,932,102
Green Mountain Coffee Roasters (a)	966	36,032
Hershey Company (The)	1,736	74,839
Jm Smucker Co – new Common	181,941	9,721,108
Kimberly-Clark Corp	196,156	13,905,499
Kroger Co	697,377	20,495,910
Pepsiamericas Inc	608,600	21,739,192
Pepsico Inc	4,153	306,159
Procter & Gamble Co	87,301	6,069,166
Sunopta Inc (a)	2,500	37,450
Supervalu Inc	326,300	12,644,125
United Natural Foods Inc (a)	732	21,184
Walgreen Company	1,964	77,873
		134,667,102
Energy – 6.7%
Anadarko Petroleum Corporation	4,618	272,554
Apache Corporation	66,462	6,899,420
Chesapeake Energy Corporation	109,500	4,323,060
Devon Energy Corporation	42,270	3,948,018
ENSCO International, Inc	131,300	7,285,837
EOG Resources Inc	3,008	266,509
National Oilwell Varco Inc (a)	67,600	4,951,024
Noble Corporation	94,200	4,987,890
Noble Energy Inc	90,200	6,903,908
PowerSecure International Inc (a)	1,700	21,726
Tidewater Inc	316,600	17,308,522
Unit Corp (a)	424,800	20,292,696
XTO Energy Inc	134,216	8,909,258
		86,370,422
Financials – 23.4%
Allstate Corporation	87,700	4,595,480
American Express Company	3,876	236,242
Bank Of America Corporation	741,100	35,780,308
Chubb Corporation	191,666	10,225,381
Cit Group Inc	134,400	4,736,256
Citigroup Inc	641,500	26,878,850

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

SECURITY	SHARES	VALUE
Financials (Continued)
Fannie Mae	48,916	$2,790,169
FirstFed Financial Corp (a)	142,600	6,100,428
Freddie Mac	2,222	116,055
Goldman Sachs Group Inc	168,400	41,749,728
Hartford Financial Services Group	226,038	21,932,467
Heartland Financial USA Inc	498	9,930
Jp Morgan Chase & Co.	1,001,530	47,071,910
Lehman Brothers Holdings Inc	2,000	126,680
Medallion Financial Corporation	1,275	13,451
Nationwide Financial Services Inc., Class A	204,000	10,944,600
Popular Inc	4,111	43,371
Prudential Financial Inc	204,100	19,740,552
Suntrust Banks Inc	156,426	11,356,528
Travelers Companies Inc.	482,652	25,199,261
US Bancorp	5,163	171,205
Wachovia Corporation	120,883	5,527,980
Washington Mutual Inc	4,331	120,748
Wells Fargo & Company	746,326	25,382,547
		300,850,127
Health Care – 10.6%
Amgen Inc (a)	150,766	8,761,012
Baxter International Inc	180,822	10,851,128
Becton Dickinson & Company	2,202	183,779
Conceptus Inc (a)	1,100	24,123
Express Scripts Inc. (a)	203,800	12,859,780
Forest Laboratories Inc (a)	233,000	9,103,310
Genentech Inc (a)	1,600	118,608
Gilead Sciences Inc (a)	155,210	7,169,150
Invacare Corporation	1,260	34,096
Invitrogen Corporation (a)	39,500	3,589,365
Johnson & Johnson	563,424	36,718,342
Kinetic Concepts Inc (a)	144,500	8,684,450
Medtronic Inc	3,455	163,905
Merck & Co. Inc.	320,902	18,695,751
Watson Pharmaceuticals Inc (a)	384,300	11,744,208
Zimmer Holdings Inc (a)	105,043	7,299,438
		136,000,445
Industrials – 6.4%
3M Company	2,664	$230,063
Baldor Electric Company	1,190	47,981
Brady Corporation, Class A	654	24,133
Cooper Industries Ltd, Class A	2,386	125,003
Cummins Inc	182,232	21,860,551
Deere & Company	70,100	10,858,490
Deluxe Corporation	265,200	10,698,168
Dun & Bradstreet Corporation	38,900	3,767,465
Emerson Electric Company	4,408	230,406
Evergreen Solar Inc. (a)	1,700	19,652
Fuelcell Energy Inc	2,600	26,156
Granite Construction Inc.	737	31,558
Illinois Tool Works Inc.	2,800	160,328
Jetblue Airways Corporation (a)	2,293	20,935
Kadant Inc (a)	627	20,359
Miller Herman	896	24,389
PACCAR Inc	79,200	4,400,352
Pitney Bowes Inc	1,457	58,338
RR Donnelley & Sons Co	2,118	85,334
Ryder System Inc	198,084	9,478,319
Southwest Airlines Co	3,478	49,422
Teleflex Inc	107,600	7,877,396
Tennant Company	1,296	61,119
Trex Company Inc (a)	888	9,626
United Parcel Service, Class B	1,873	140,662
YRC Worldwide Inc (a)	506,579	12,451,712
		82,757,917
Information Technology – 18.9%
ADC Telecommunications Inc (a)	163,500	3,057,450
Apple Inc (a)	1,312	249,214
Applied Materials Inc	301,000	5,845,420
Arrow Electronics, Inc (a)	146,900	5,873,062
Cisco Systems Inc (a)	105,816	3,498,277
Convergys Corporation (a)	218,300	4,001,439
Dell Inc (a)	301,684	9,231,530
eBay Inc (a)	2,176	78,554
Electronic Data Systems Corporation	980,900	21,177,631
Google Inc, Class A (a)	300	212,100
Hewlett-Packard Company	833,547	43,077,709

Domini Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

SECURITY	SHARES	VALUE
Information Technology (Continued)
Intel Corp	10,039	$270,049
International Business Machines Corp	411,200	47,748,544
Itron Inc (a)	445	47,833
Jabil Circuit Inc	1,500	32,595
Juniper Networks Inc (a)	1,900	68,400
Lam Research Corp (a)	338,900	17,012,780
MEMC Electronic Materials Inc. (a)	129,700	9,496,634
Microsoft Corporation	1,076,952	39,642,603
Motorola Inc	5,000	93,950
NVIDIA Corp (a)	130,350	4,611,783
Power Integrations Inc (a)	600	19,518
QUALCOMM Inc	3,434	146,735
Sunpower Corp – class A (a)	400	50,584
Symantec Corp (a)	425,846	7,997,388
Texas Instruments Inc	3,628	118,273
Western Digital Corp (a)	526,800	13,654,656
Xerox Corporation (a)	375,198	6,543,453
		243,858,164
Materials – 1.5%
Airgas Inc	1,159	58,495
Ecolab Inc	1,757	82,878
International Paper Co	3,000	110,880
Lubrizol Corp	88,200	5,987,016
MeadWestvaco Corp	2,666	89,684
Nucor Corp	81,016	5,024,612
Rock-Tenn Company, Class A	592	17,263
Rohm and Haas Co	1,510	78,339
Schnitzer Steel Industries Inc, Class A	1,269	83,843
Sonoco Products Company	1,260	38,959
United States Steel Corporation	67,700	7,304,830
		18,876,799
Telecommunication Services – 7.2%
AT&T Inc	747,904	$31,254,908
CenturyTel Inc	361,900	15,941,695
Sprint Nextel Corp	5,159	88,219
Verizon Communications Inc	990,038	45,611,051
		92,895,873
Utilities – 3.2%
Energen Corp	417,147	26,697,408
ONEOK Inc	187,100	9,343,774
Pepco Holdings Inc	182,600	5,202,273
WGL Holdings	8,577	290,931
		41,534,386
Total Common Stocks
(Cost $1,116,737,468)		1,278,443,152
Repurchase Agreements – 0.6%
State Street Bank & Trust, dated 10/31/07, 3.01% due 11/1/07, maturity amount $8,153,916 (collateralized by U.S. Government Agency Mortgage Securities, Fannie Mae, 31359MP56, 5.25%, 12/03/2007, market value $8,318,038)	8,153,234	8,153,234
Total Repurchase Agreements – 0.6%
(Cost $8,153,234)		8,153,234
Total Investments – 99.9%
(Cost$1,124,890,702)(b)		1,286,596,386
Other Assets, less liabilities – 0.1%		1,019,531
Net Assets – 100.0%		$1,287,615,917

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,166,212,112. The aggregrate gross unrealized appreciation is $168,143,581 and the aggregate gross unrealized depreciation is $47,759,307, resulting in net unrealized appreciation of $120,384,274.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European Social Equity Trust

Portfolio of Investments

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Common Stock – 99.0%
Austria – 1.8%
Immofinanz AG	Real Estate	107,410	$1,280,586
OMV AG	Energy	2,399	179,902
Voestalpine AG	Materials	11,768	1,061,985
			2,522,473
Belgium – 2.5%
Belgacom SA	Telecommunication Services	15,404	737,262
Delhaize Group	Food & Staples Retailing	15,441	1,470,510
Omega Pharma SA	Health Care Equipment & Services	19,098	1,280,273
			3,488,045
Denmark – 1.7%
Dampskibsselskabet Torm	Energy	33,602	1,409,747
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	5,300	152,237
Sydbank A/S	Banks	18,800	867,644
			2,429,628
Finland – 3.8%
Kesko OYJ-B Shares	Food & Staples Retailing	6,214	372,789
Metso OYJ	Capital Goods	7,144	435,634
Nokia OYJ	Technology Hardware & Equipment	5,078	201,425
Orion OYJ – New shares	Pharma, Biotech & Life Sciences	73,462	1,886,816
Outokumpu OYJ	Materials	21,597	809,357
Rautaruukki OYJ	Materials	26,846	1,545,227
			5,251,248
France – 14.2%
Air France-KLM	Transportation	33,873	1,290,965
BNP Paribas	Banks	23,573	2,609,400
Credit Agricole SA	Banks	18,360	726,498
France Telecom SA	Telecommunication Services	94,621	3,494,762
Lafarge SA	Materials	1,395	227,753
Sanofi-Aventis	Pharma, Biotech & Life Sciences	52,432	4,606,424
Societe Generale	Banks	8,920	1,505,084
Ste Des Ciments Francais-A	Materials	3,576	673,348
Valeo	Automobiles & Components	8,787	483,161
Vivendi SA	Media	94,767	4,277,161
			19,894,556
Germany – 11.7%
Allianz SE-Reg	Insurance	13,278	2,986,219
Altana AG	Pharma, Biotech & Life Sciences	67,383	1,631,097
Celesio AG	Health Care Equipment & Services	30,407	1,725,667
Deutsche Lufthansa – Reg	Transportation	63,951	1,885,721
Deutsche Telekom AG – Reg	Telecommunication Services	34,069	698,583
Epcos AG	Technology Hardware & Equipment	37,186	750,661
Fresenius SE	Health Care Equipment & Services	28,437	2,212,834
Merck KGAA	Pharma, Biotech & Life Sciences	5,829	728,543
Muenchener Rueckver AG – Reg	Insurance	17,158	3,289,583
ProSieben Sat.1 Media AG	Media	12,271	359,783
			16,268,691

Domini European Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Greece – 0.1%
National Bank Of Greece	Banks	2,716	$189,550
			189,550
Ireland – 0.3%
Kerry Group PLC-A	Food & Beverage	14,438	432,181
			432,181
Italy – 5.3%
Banca Popolare Emilia Romagna	Banks	20,412	483,417
Fiat SPA	Automobiles & Components	120,134	3,890,470
UniCredito Italiano SPA	Banks	350,135	3,008,280
			7,382,167
Netherlands – 10.5%
Arcelor Mittal	Materials	22,487	1,812,274
Fugro NV-CVA	Energy	35,915	3,153,080
ING Groep NV-CVA	Diversified Financials	50,956	2,300,297
Koninkijke KPN NV	Telecommunication Services	87,899	1,657,583
Koninklijke DSM NV	Materials	11,505	652,688
OCE NV	Technology Hardware & Equipment	65,016	1,308,203
SNS Reaal	Insurance	49,704	1,193,464
TNT NV	Transportation	44,686	1,831,453
Unilever NV-CVA	Food & Beverage	23,748	771,989
			14,681,031
Norway – 5.6%
Norsk Hydro ASA	Energy	54,578	798,718
Orkla ASA	Capital Goods	46,500	865,419
Petroleum Geo-Services	Energy	16,167	477,794
StatoilHydro ASA	Energy	166,024	5,630,108
			7,772,039
Poland – 0.3%
Polish Oil & Gas	Energy	166,817	377,994
			377,994
Portugal – 0.7%
Banco Espirito Santo – Reg	Banks	41,320	1,004,060
			1,004,060
Russia – 0.2%
Vimpel-Communications-SP ADR	Telecommunication Services	8,500	281,095
			281,095
Spain – 3.4%
Banco Santander SA	Banks	12,665	276,637
Corporacion Financiera Alba	Diversified Financials	2,343	175,608
Gas Natural SDG SA	Utilities	64,702	3,984,036
Telefonica SA	Telecommunication Services	10,472	346,311
			4,782,592
Sweden – 5.0%
Electrolux AB-Ser B	Consumer Durables & Apparel	27,600	535,400
Industrivarden AB-C Shares	Diversified Financials	34,800	707,276
Investor AB-B Shares	Diversified Financials	20,200	501,265

Domini European Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Sweden (continued)
Nordea AB	Banks	61,223	$1,095,031
Scania AB-B Shares (a)	Capital Goods	76,600	2,100,076
Ssab Svenskt Stal AB-Ser A	Materials	15,550	506,210
Swedbank AB	Banks	49,700	1,559,385
			7,004,643
Switzerland – 4.6%
Novartis AG – Reg Shs	Pharma, Biotech & Life Sciences	3,849	204,630
Rieter Holding AG	Automobiles & Components	993	577,225
Swiss Re-Reg	Insurance	45,478	4,273,359
The Swatch Group AG-B	Consumer Durables & Apparel	2,306	737,829
The Swatch Group AG – Reg	Consumer Durables & Apparel	9,901	622,727
			6,415,770
Turkey – 0.9%
Finansbank AS (a)	Banks	55,490	251,841
Ihlas Holding (a)	Capital Goods	262,048	255,056
Trakya Cam Sanayii AS	Capital Goods	148,026	384,942
Turk Sise Ve Cam Fabrikalari	Consumer Durables & Apparel	145,580	320,729
			1,212,568
United Kingdom – 26.4%
3i Group PLC	Diversified Financials	101,733	2,299,614
Aviva PLC	Insurance	63,993	1,007,293
Barclays PLC	Banks	177,780	2,247,948
Barratt Developments PLC	Consumer Durables & Apparel	24,983	339,856
Bellway PLC	Consumer Durables & Apparel	11,578	259,708
BG Group PLC	Energy	38,952	721,524
Bovis Homes Group PLC	Consumer Durables & Apparel	21,038	291,116
BT Group PLC	Telecommunication Services	17,251	117,149
Drax Group PLC	Utilities	97,495	1,371,581
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	83,073	2,131,808
Hays PLC	Commercial Services & Supplies	219,110	627,003
HBOS PLC	Banks	93,511	1,702,925
Home Retail Group	Retailing	273,668	2,485,707
HSBC Holdings PLC	Banks	17,643	349,473
Kelda Group Ord Gbp (a)	Utilities	24,341	481,040
Man Group PLC	Diversified Financials	18,982	233,053
Michael Page International	Commercial Services & Supplies	61,195	558,815
Morrison (Wm.) Supermarkets	Food & Staples Retailing	387,656	2,390,717
National Grid PLC	Utilities	51,431	849,919
Old Mutual PLC	Insurance	163,901	628,533
Royal Bank Of Scotland Group	Banks	403,531	4,354,045
Stagecoach Group Ordinary	Transportation	470,752	2,656,287
Standard Life PLC	Insurance	151,181	896,183
Taylor Woodrow PLC	Consumer Durables & Apparel	121,707	629,021
Travis Perkins PLC	Capital Goods	11,226	340,412
Trinity Mirror PLC	Media	218,148	1,828,442
Unilever PLC	Food & Beverage	13,554	459,176
Vodafone Group PLC	Telecommunication Services	1,164,793	4,585,605
			36,843,953
Total Common Stocks (Cost $124,583,079)			$138,234,284

Domini European Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Repurchase Agreements — 0.9%
State Street Bank & Trust, dated 10/31/07, 3.01% due 11/01/07, maturity amount $1,250,801 (collaterized by: U.S. Government Agency Mortgage Securities, Fannie Mae, 31359MP56, 5.25%, 12/03/2007, market value $1,278,125)		1,250,696	$1,250,696
Total Repurchase Agreements — 0.9% (Cost $1,250,696)			1,250,696
Total Investments — 99.9% (Cost $125,833,775) (b)			139,484,980
Other Assets, less liabilities — 0.1%			142,141
Net Assets — 100.0%			$139,627,121

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $125,811,982. The aggregrate gross unrealized appreciation is $19,598,009 and the aggregate gross unrealized depreciation is $5,925,011, resulting in net unrealized appreciation of $13,672,998.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini PacAsia Social Equity Trust

Portfolio of Investments

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 98.3%
Australia – 10.4%
Bluescope Steel Ltd	Materials	56,873	$564,429
CFS Retail Property Trust	Real Estate	193,767	440,384
Commonwealth Bank Of Australia	Banks	7,507	430,201
Commonwealth Property Office	Real Estate	127,165	187,256
CSL Limited	Pharma, Biotech & Life Sciences	9,270	314,258
GPT Group	Real Estate	8,767	37,742
Macquarie Office Trust	Real Estate	98,188	149,902
Origin Energy Limited	Energy	44,750	382,119
QBE Insurance Group Ltd	Insurance	18,389	559,941
Suncorp-Metway Limited	Diversified Financials	7,977	150,797
Westfield Group	Real Estate	6,068	123,452
Westpac Banking Corporation	Banks	2,361	65,938
			3,406,419
China – 2.5%
Agile Property Holdings Ltd	Real Estate	42,000	101,929
Guangzhou R&F Properties – H	Real Estate	44,800	235,843
Ping An Insurance Group Co-H	Insurance	18,500	258,943
Shiamo Property Holdings Ltd	Real Estate	21,000	75,177
TPV Technology Ltd	Technology Hardware & Equipment	254,223	171,182
			843,074
Hong Kong – 10.6%
Chinese Estates Hl	Real Estate	92,239	186,934
Esprit Holdings Ltd	Retailing	6,500	108,551
First Pacific Co	Diversified Financials	110,389	84,464
Hang Lung Group Ltd	Real Estate	26,665	157,435
Hang Seng Bank Ltd	Banks	2,500	51,071
Henderson Land Development	Real Estate	13,142	117,803
Hopewell Highway Infrastructure Ltd.	Transportation	86,000	81,096
Hopewell Holdings	Transportation	71,086	368,325
Hysan Development Company	Real Estate	52,191	157,689
Jardine Matheson Holdings Ltd	Diversified Financials	5,993	182,787
Jardine Strategic Holdings Ltd	Diversified Financials	9,859	163,659
Kingboard Chemicals Holdings	Technology Hardware & Equipment	40,728	267,494
Swire Pacific Ltd ‘A’	Real Estate	45,664	652,121
Wharf Holdings Ltd	Real Estate	91,675	552,714
Wheelock & Co Ltd	Real Estate	106,418	344,944
			3,477,087
India – 1.3%
Ambuja Cements Limited	Materials	39,863	147,503
Dr. Reddy’s Laboratories Ltd	Pharma, Biotech & Life Sciences	5,100	80,604
Idea Cellular Limited (a)	Telecommunication Services	23,500	81,208
Punjab National Bank	Banks	9,500	127,868
			437,183

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Indonesia – 0.9%
Bank Rakyat Indonesia	Banks	157,500	$135,996
Telekomunikasi TBK PT	Telecommunication Services	129,000	154,873
			290,869
Japan – 44.3%
Alps Electric Co Ltd	Technology Hardware & Equipment	22,051	276,264
Amada Co Ltd	Capital Goods	15,220	154,110
Aoyama Trading Co Ltd	Retailing	3,400	88,941
Asahi Kasei Corporation	Materials	50,640	387,941
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	2,584	114,787
Chuo Mitsui Trust Holdings Inc	Banks	66,533	532,734
COMSYS Holdings Corp	Capital Goods	29,000	284,512
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	25,399	368,963
Daito Trust Construct Co Ltd	Consumer Durables & Apparel	2,584	119,891
Eisai Co Ltd	Pharma, Biotech & Life Sciences	751	31,555
Elpida Memory Inc (a)	Semiconductors & Semiconductor Equipment	1,600	55,230
Fuji Film Holdings Corp	Consumer Durables & Apparel	14,357	687,241
Fujikura Ltd	Capital Goods	28,578	184,385
Honda Motor Co Ltd	Automobiles & Components	27,003	1,011,879
Joyo Bank Ltd.	Banks	28,740	178,351
JS Group Corp	Capital Goods	4,900	79,433
Kawasaki Kisen Kaisha Ltd	Transportation	25,206	350,108
Kyocera Corporation	Technology Hardware & Equipment	6,027	512,639
Mazda Motor Corp	Automobiles & Components	12,000	72,328
Mitsui Chemicals Inc	Materials	63,880	601,238
Nintendo Company Ltd	Software & Services	1,148	729,576
Nippon Express Co Ltd	Transportation	105,000	528,434
Nippon Sheet Glass Co Ltd	Capital Goods	75,000	458,190
Nippon Telegraph & Telephone	Telecommunication Services	141	645,754
Nisshin Seifun Group Inc	Food & Beverage	11,500	103,778
Nisshin Steel Co Ltd	Materials	105,000	404,471
Orix Corporation	Diversified Financials	2,593	532,262
Resona Holdings Inc	Banks	189	338,909
Ricoh Company Limited	Technology Hardware & Equipment	16,503	326,417
Sapporo Hokuyo Holdings Inc	Banks	4	41,199
SBI Holdings Inc	Diversified Financials	1,113	353,339
Seiko Epson Corp	Technology Hardware & Equipment	9,010	213,055
Seino Holdings Co Ltd	Transportation	22,800	195,911
Sekisui House Limited	Consumer Durables & Apparel	47,188	604,115
Seven & I Holdings Co Ltd	Food & Staples Retailing	4,500	116,278
Sony Corporation	Consumer Durables & Apparel	10,278	507,946
Sumitomo Trust & Banking	Banks	29,874	222,895
Suzuken Company Limited	Health Care Equipment & Services	6,900	222,923
TDK Corp	Technology Hardware & Equipment	6,600	542,035
Tokyo Steel Mfg Co Ltd	Materials	28,800	399,633
Toppan Printing Company Ltd	Commercial Services & Supplies	45,406	443,303
Toyo Seikan Kaisha Limited	Materials	24,087	435,736
Wacoal Holdings Corp	Consumer Durables & Apparel	7,000	85,391
			14,544,080

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Malaysia – 2.8%
AMMB Holdings BHD	Diversified Financials	38,400	$48,904
Bumiputra-Commerce Holdings BHD	Banks	55,500	193,017
Pos Malaysia & Services Holding	Transportation	112,400	92,723
Public Bank BHD-Foreign Market	Banks	24,000	82,531
RHB Capital Berhad	Banks	111,500	213,752
Telekom Malaysia BHD	Telecommunication Services	48,800	149,902
Tenaga Nasional BHD	Utilities	31,756	89,582
YTL Corporation Berhad	Utilities	16,040	36,333
			906,744
New Zealand – 1.7%
Kiwi Income Property Trust	Real Estate	105,947	119,130
Telecom Corp Of New Zealand	Telecommunication Services	39,232	131,436
Tower Limited (a)	Insurance	68,468	119,276
Vector Ltd	Utilities	100,805	185,702
			555,544
Norway – 1.0%
Petroleum Geo-Services	Energy	10,900	322,135
			322,135
Philippines – 0.8%
Globe Telecom Inc	Telecommunication Services	6,787	265,811
			265,811
Singapore – 2.2%
DBS Group Holdings Ltd.	Banks	6,106	95,441
Jardine Cycle & Carriage Ltd	Retailing	32,662	478,196
Oversea-Chinese Banking Corp	Banks	14,381	92,204
United Industrial Corp Ltd	Real Estate	30,277	65,145
			730,986
South Korea – 9.1%
Cheil Jedang Corporation	Food & Beverage	1,456	162,985
Daegu Bank	Banks	3,910	69,299
GS Holdings Corp	Energy	5,069	363,875
Hana Financial Holdings	Banks	2,100	106,286
Hynix Semiconductor Inc (a)	Semiconductors & Semiconductor Equipment	1,490	41,797
Hyundai Securities Co (a)	Diversified Financials	1,830	43,861
Industrial Bank Of Korea	Banks	8,995	184,411
Kookmin Bank	Banks	1,029	84,146
Korea Zinc Co Ltd	Materials	1,495	301,940
KT Corp	Telecommunication Services	6,803	323,152
LG Corp	Commercial Services & Supplies	4,662	426,617
LG Electronics Inc	Consumer Durables & Apparel	3,561	374,439
Pacific Corp	Household & Personal Products	492	111,916
Pusan Bank	Banks	6,480	116,314
Shinhan Financial Group Ltd	Banks	1,933	126,290
Woori Investment & Securities	Diversified Financials	4,540	139,955
			2,977,283

Domini PacAsia Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country/Security	Industry	Shares	Value
Taiwan – 8.4%
Asustek Computer Inc	Technology Hardware & Equipment	41,492	$147,318
Au Optronics Corp	Technology Hardware & Equipment	301,528	652,317
Chi Mei Optoelectronics Corp	Technology Hardware & Equipment	134,560	194,892
China Steel Corp	Materials	274,214	389,272
Chunghwa Telecom Co Ltd	Telecommunication Services	89,623	172,510
Compal Electronics	Technology Hardware & Equipment	355,383	453,985
Powerchip Semiconductor Corp	Semiconductors & Semiconductor Equipment	549,858	255,833
Pro Mos Technologies Inc	Semiconductors & Semiconductor Equipment	728,394	207,784
Siliconware Precision Inds	Semiconductors & Semiconductor Equipment	19,024	39,932
Taiwan Cooperative Bank	Banks	222,143	173,327
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	80,000	52,469
			2,739,639
Thailand – 1.3%
Bangkok Bank Pub Co – For Reg	Banks	52,318	197,330
Kasikornbank PCL – Foreign	Banks	53,800	143,026
Siam Cement Pub Co – For Reg	Materials	11,800	91,457
			431,813
United States – 1.0%
National Oilwell Varco Inc (a)	Energy	4,500	329,581
			329,581
Total Common Stocks
(Cost $29,102,479)			32,258,248
Repurchase Agreements — 1.4%
State Street Bank & Trust, dated 10/31/07, 3.01% due 11/01/07, maturity amount $454,317 (collateralized by U.S. Government Agency Mortgage Securities, Fannie Mae, 31359MP6, 5.25%, 12/03/2007, market value $465,238)		454,279	454,279
Total Repurchase Agreements — 1.4%
(Cost $454,279)			454,279
Total Investments — 99.7%
(Cost$29,556,758)(b)			32,712,527
Other Assets, less liabilities — 0.3%			97,492
Net Assets — 100.0%			$32,810,019

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $29,741,828. The aggregrate gross unrealized appreciation is $4,088,884 and the aggregate gross unrealized depreciation is $1,118,185, resulting in net unrealized appreciation of $2,970,699.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Europacific Social Equity Trust

Portfolio of Investments

October 31, 2007 (unaudited)

Country / Security	Industry	Shares	Value
Common Stocks – 99.2%
Australia – 4.5%
Bluescope Steel Ltd	Materials	4,325	$42,923
CFS Retail Property Trust	Real Estate	114,795	260,900
Commonwealth Property Office	Real Estate	52,634	77,506
CSL Limited	Pharma, Biotech & Life Sciences	1,104	37,426
Macquarie Office Trust	Real Estate	116,080	177,218
Origin Energy Limited	Energy	16,577	141,551
QBE Insurance Group Ltd	Insurance	2,494	75,942
			813,466
Austria – 1.1%
Immofinanz AG	Real Estate	9,364	111,641
OMV AG	Energy	1,098	82,339
			193,980
Belgium – 2.8%
Delhaize Group	Food & Staples Retailing	2,260	215,229
Dexia	Banks	3,700	118,979
KBC Groupe SA	Banks	650	90,935
Omega Pharma SA	Health Care Equipment & Services	1,067	71,528
			496,671
China – 0.1%
TPV Technology Ltd	Technology Hardware & Equipment	35,775	24,089
			24,089
Czech Republic – 0.1%
Telefonica O2 Czech Republic	Telecommunication Services	692	21,415
			21,415
Denmark – 0.6%
Dampskibsselskabet (D/S) Torm	Energy	800	33,563
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	2,545	73,102
			106,665
Finland – 3.4%
Nokia OYJ	Technology Hardware & Equipment	6,704	265,922
Orion OYJ/New	Pharma, Biotech & Life Sciences	8,156	209,481
Outokumpu OYJ	Materials	1,569	58,799
Rautaruukki OYJ	Materials	569	32,751
Sampo Insurance Co-A Share	Insurance	1,078	33,819
			600,772
France – 9.1%
Air France-KLM	Transportation	3,701	141,052
BNP Paribas	Banks	1,936	214,304
Credit Agricole SA	Banks	1,724	68,218
France Telecom SA	Telecommunication Services	9,798	361,882
Sanofi-Aventis	Pharma, Biotech & Life Sciences	4,749	417,224
Schneider Electric SA	Capital Goods	237	32,744
Societe Generale	Banks	499	84,197
Valeo	Automobiles & Components	739	40,635
Vallourec	Capital Goods	180	52,351
Vivendi SA	Media	4,867	219,664
			1,632,271

Domini Europacific Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country / Security	Industry	Shares	Value
Germany – 8.0%
Allianz SE-Reg	Insurance	1,245	$280,000
Altana AG	Pharma, Biotech & Life Sciences	9,587	232,066
Celesio AG	Health Care Equipment & Services	2,082	118,158
Commerzbank AG	Banks	599	25,347
Deutsche Lufthansa – Reg	Transportation	3,628	106,979
Deutsche Telekom AG – Reg	Telecommunication Services	1,367	28,030
Epcos AG	Technology Hardware & Equipment	3,236	65,324
Fresenius SE	Health Care Equipment & Services	1,389	108,085
Hannover Rueckversicherungs AG	Insurance	1,449	76,391
Merck KGAA	Pharma, Biotech & Life Sciences	400	49,994
Muenchener Rueckver AG -Reg	Insurance	1,329	254,800
Salzgitter AG	Materials	468	92,003
			1,437,177
Greece – 0.7%
National Bank Of Greece	Banks	1,874	130,787
			130,787
Hong Kong – 3.2%
Chinese Estates Hl	Real Estate	28,269	57,291
Hang Lung Group Ltd	Real Estate	4,627	27,319
Hopewell Holdings	Transportation	15,000	77,721
Jardine Matheson Hldgs Ltd	Diversified Financials	714	21,777
Jardine Strategic Holdings Ltd	Diversified Financials	2,000	33,200
Kingboard Chemicals Holdings	Technology Hardware & Equipment	13,243	86,978
Swire Pacific Ltd ’A’	Real Estate	5,334	76,174
Wharf Holdings Ltd	Real Estate	14,970	90,255
Wheelock & Co Ltd	Real Estate	30,250	98,053
			568,768
Hungary – 0.3%
MOL Magyar Olaj-ES Gazipari	Energy	387	59,755
			59,755
Ireland – 1.7%
Irish Life & Permanent PLC	Insurance	3,677	83,692
Kerry Group PLC-A	Food & Beverage	7,502	224,786
			308,478
Italy – 1.6%
Fiat SPA	Automobiles & Components	9,041	292,788
			292,788
Japan – 20.0%
Alps Electric Co Ltd	Technology Hardware & Equipment	2,518	31,547
Aoyama Trading Co Ltd	Retailing	996	26,054
Asahi Kasei Corporation	Materials	9,000	68,947
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	2,000	88,844
Chuo Mitsui Trust Holdings Inc	Banks	26,194	209,737
COMSYS Holdings Corp	Capital Goods	6,000	58,865
Dai Nippon Printing Co Ltd	Commercial Services & Supplies	6,828	99,188
Familymart Co Ltd	Food & Staples Retailing	1,100	32,081
Fuji Film Holdings Corp	Consumer Durables & Apparel	4,905	234,793
Honda Motor Co Ltd	Automobiles & Components	9,428	353,294
Joyo Bank Ltd/The	Banks	7,714	47,870

Domini Europacific Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country / Security	Industry	Shares	Value
Japan (continued)
Kyocera Corporation	Technology Hardware & Equipment	1,179	$100,282
Mitsui Chemicals Inc	Materials	12,546	118,083
Nintendo Company Ltd	Software & Services	307	195,104
Nippon Express Co Ltd	Transportation	37,000	186,210
Nippon Meat Packers Inc	Food Beverage & Tobacco	5,000	50,422
Nippon Sheet Glass Co Ltd	Capital Goods	15,000	91,638
Nippon Telegraph & Telephone	Telecommunication Services	23	105,336
Orix Corporation	Diversified Financials	200	41,054
Ricoh Company Limited	Technology Hardware & Equipment	4,484	88,690
SBI Holdings Inc	Diversified Financials	320	101,589
Seiko Epson Corp	Technology Hardware & Equipment	3,601	85,151
Seino Holdings Co Ltd	Transportation	10,801	92,809
Sekisui House Limited	Consumer Durables & Apparel	22,259	284,966
Sony Corporation	Consumer Durables & Apparel	779	38,499
Suzuken Company Limited	Health Care Equipment & Services	5,100	164,769
TDK Corp	Technology Hardware & Equipment	2,000	164,253
Tokyo Steel Mfg Co Ltd	Materials	12,183	169,053
Toppan Printing Company Ltd	Commercial Services & Supplies	14,154	138,187
Toyo Seikan Kaisha Limited	Materials	6,161	111,453
			3,578,768
Netherlands – 6.7%
Arcelor Mittal	Materials	3,860	311,086
Fugro NV-CVA	Energy	2,293	201,309
ING Groep NV-CVA	Diversified Financials	1,491	67,308
Koninklijke DSM NV	Materials	449	25,472
OCE NV	Technology Hardware & Equipment	4,016	80,807
SNS Reaal	Insurance	10,990	263,886
TNT NV	Transportation	4,280	175,416
Unilever NV-CVA	Food & Beverage	2,225	72,329
			1,197,613
New Zealand – 0.1%
Kiwi Income Property Trust	Real Estate	23,113	25,989
			25,989
Norway – 3.9%
Fred Olsen Energy ASA	Energy	501	25,421
Norsk Hydro ASA	Energy	5,850	85,611
Orkla ASA	Capital Goods	5,301	98,658
Petroleum Geo-Services	Energy	2,262	66,850
Statoilhydro ASA	Energy	12,258	415,686
			692,226
Poland – 0.3%
Polish Oil & Gas	Energy	10,712	24,273
Telekomunikacja Polska	Telecommunication Services	3,070	29,024
			53,297
Portugal – 0.3%
Banco Espirito Santo – Reg	Banks	2,120	51,515
			51,515
Singapore – 0.5%
Jardine Cycle & Carriage Ltd	Retailing	5,817	85,165
			85,165

Domini Europacific Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country / Security	Industry	Shares	Value
South Korea – 1.9%
Cheil Jedang Corporation	Food Beverage & Tobacco	271	$30,336
GS Holdings Corp	Energy	1,046	75,086
Hana Financial Holdings	Banks	568	28,748
Industrial Bank Of Korea	Banks	1,327	27,206
Korea Zinc Co Ltd	Materials	294	59,378
KT Corp (a)	Telecommunication Services	555	26,363
LG Corp	Commercial Services & Supplies	494	45,206
LG Electronics Inc	Consumer Durables & Apparel	243	25,551
Woori Finance Holdings Co	Banks	1,219	26,533
			344,407
Spain – 2.5%
Corporacion Financiera Alba	Diversified Financials	386	28,931
Gas Natural SDG SA	Utilities	4,941	304,244
Telefonica SA	Telecommunication Services	3,491	115,448
			448,623
Sweden – 3.2%
Electrolux AB-Ser B	Consumer Durables & Apparel	1,483	28,768
Industrivarden AB-C Shares	Diversified Financials	2,188	44,469
Investor AB-B Shares	Diversified Financials	2,199	54,568
Sandvik AB	Capital Goods	5,800	110,054
Scania AB-B Shares (a)	Capital Goods	6,200	169,980
SSAB Svenskt Stal AB-Ser A	Materials	2,100	68,363
SSAB Svenskt Stal AB-Ser B	Materials	750	22,155
Teliasonera AB	Telecommunication Services	7,000	68,962
			567,319
Switzerland – 3.0%
Rieter Holding AG	Automobiles & Components	44	25,577
Swiss Re-Reg	Insurance	3,676	345,418
The Swatch Group AG – B	Consumer Durables & Apparel	430	137,583
The Swatch Group AG – Reg	Consumer Durables & Apparel	365	22,957
			531,535
Taiwan – 0.1%
China Steel Corp	Materials	15,942	22,631
			22,631
Turkey – 0.2%
Trakya Cam Sanayii AS	Capital Goods	4,560	11,859
Turkiye Vakiflar Bankasi T-D	Banks	7,424	28,389
			40,248
United Kingdom – 19.3%
3i Group PLC	Diversified Financials	8,016	181,197
Barratt Developments PLC	Consumer Durables & Apparel	5,052	68,725
Bellway PLC	Consumer Durables & Apparel	3,775	84,678
BT Group PLC	Telecommunication Services	5,297	35,971
Carphone Warehouse Group	Retailing	27,698	202,819
Collins Stewart PLC-W/I (a)	Diversified Financials	13,547	60,392
Drax Group PLC	Utilities	5,784	81,371
Emap PLC	Media	3,655	66,785
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	7,231	185,561
HBOS PLC	Banks	7,535	137,220
Home Retail Group	Retailing	29,093	264,250
HSBC Holdings PLC	Banks	1,600	31,693

Domini Europacific Social Equity Trust / Portfolio of Investments (Continued)

October 31, 2007 (unaudited)

Country / Security	Industry	Shares	Value
United Kingdom (continued)
Kelda Group Ord Gbp (a)	Utilities	8,840	$174,701
Man Group PLC	Diversified Financials	7,479	91,824
Morrison (Wm.) Supermarkets	Food & Staples Retailing	10,788	66,531
Old Mutual PLC	Insurance	41,735	160,047
Resolution PLC	Insurance	14,621	222,087
Royal Bank Of Scotland Group	Banks	34,172	368,711
Stagecoach Group Ordinary	Transportation	37,103	209,359
Standard Life PLC	Insurance	11,127	65,960
Trinity Mirror PLC	Media	23,540	197,304
Vodafone Group PLC	Telecommunication Services	126,639	498,559
			3,455,745
Total Common Stocks (Cost $16,822,181)			17,782,163
Repurchase Agreements – 1.1%
State Street Bank & Trust, dated 10/31/07, 3.01% due 11/01/07, maturity amount $196,563 (collaterized by: U.S. Government Agency Mortgage Securities, Fannie Mae, 31359MP56, 5.25%, 12/03/2007, market value $204,500)		196,546	196,546
Total Repurchase Agreements – 1.1%
(Cost $196,546)			196,546
Total Investments — 100.3%
(Cost$17,018,727)(b)			17,978,709
Other Liabilities, less assets — (0.3%)			(47,188)
Net Assets — 100.0%			$17,931,521

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $17,110,113. The aggregrate gross unrealized appreciation is $1,544,670 and the aggregate gross unrealized depreciation is $676,074, resulting in net unrealized appreciation of $868,596.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Social Equity Trust
Domini European Social Equity Trust
Domini PacAsia Social Equity Trust
Domini EuroPacific Social Equity Trust

Notes to Portfolio of Investments

October 31, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Trust was organized as a trust under the laws of the State of New York on June 7, 1989 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Domini Social Trust consists of four separate series: Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust and Domini EuroPacific Social Equity Trust (each a ‘‘Trust’’ and collectively the ‘‘Trusts’’). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trusts. Each Trust seeks to provide its shareholders with long-term total return.

The Domini Social Equity Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The Domini European Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced investment operations on October 3, 2005. The Trust invests primarily in stocks of European companies that meet Domini’s social and environmental standards.

The Domini PacAsia Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of Asia-Pacific companies that meet Domini’s social and environmental standards.

The Domini EuroPacific Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of European and Asia-Pacific companies that meet Domini’s social and environmental standards. Effective November 30, 2007, the Trust changed its name to the Domini European PacAsia Social Equity Trust.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘‘NOCP’’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trusts’ Board of Trustees.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

(B) Repurchase Agreements. The Trusts may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Trusts require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Trusts to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

18  Notes to Portfolio of Investments

The Trusts do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Trusts purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(E) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Trusts.

(F) Federal Taxes. The Trusts will be treated as partnerships for U.S. federal income tax purposes and are therefore not subject to U.S. federal income tax. As such, investors in the Trusts will be taxed on their share of the applicable Trust’s ordinary income and capital gains. It is intended that the Trusts will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

Notes to Portfolio of Investments  19

Each Trust’s Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Trusts’ shareholders. For more information regarding the Trusts and their holdings, please see the Trusts’ most recent Prospectus and Annual Report.

Item 2. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: December 28, 2007

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: December 28, 2007